Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Assets at Fair Value and Net Asset Value
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025.

	Assets at Fair Value Classified as Level 1	Investments Measured at Net Asset Value	Total
Assets
Company common stock	$366,081,670	$—	$366,081,670
Mutual funds	729,844,190	—	729,844,190
Self-directed brokerage accounts	3,438,555,654	—	3,438,555,654
Collective trust funds	—	22,738,904,423	22,738,904,423
Total investments, at fair value	$4,534,481,514	$22,738,904,423	$27,273,385,937

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2024.

	Assets at Fair Value Classified as Level 1	Investments Measured at Net Asset Value	Total
Assets
Company common stock	$224,220,871	$—	$224,220,871
Mutual funds	736,060,100	—	736,060,100
Self-directed brokerage accounts	2,997,158,611	—	2,997,158,611
Collective trust funds	—	20,670,879,318	20,670,879,318
Total investments, at fair value	$3,957,439,582	$20,670,879,318	$24,628,318,900
The following table summarizes investments held by the Plan measured at fair valued based on net asset value per share as of December 31, 2025 and 2024, respectively.

	2025	2024	Redemption Period	Redemption Notice
Collective trust funds	$22,738,904,423	$20,670,879,318	Daily	0 - 5 days